ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other Comprehensive income loss
Balance at the beginning of the period	$ 41,597	$ 42,968	$ 22,922
Current period other comprehensive income (loss)	12,462	987	20,046
Amounts reclassified from accumulated other comprehensive income		(2,358)
Net current-period other comprehensive income (loss)		(1,371)
Balance at the end of the period	54,059	41,597	42,968
Foreign currency items
Accumulated other Comprehensive income loss
Balance at the beginning of the period	41,597	43,001	22,922
Current period other comprehensive income (loss)	12,462	954	20,079
Amounts reclassified from accumulated other comprehensive income		(2,358)
Net current-period other comprehensive income (loss)		(1,404)
Balance at the end of the period	54,059	41,597	43,001
Defined benefit pension plan items
Accumulated other Comprehensive income loss
Balance at the beginning of the period		(33)
Current period other comprehensive income (loss)		33	(33)
Net current-period other comprehensive income (loss)		33
Balance at the end of the period			$ (33)